Biological Assets - Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021
Changes In Biological Assets [Abstract]
Percentage of assumption of effect change	10.00%